Business transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Business transactions [Abstract]
Summary of Combined Consideration Paid for the Acquisition of Amerisur

The following table summarizes the combined consideration paid for the acquired business and the final allocation of fair value of the assets acquired and liabilities assumed for the abovementioned transaction:

Amounts in US$‘000	Total
Cash	314,163
Total consideration	314,163
Property, plant and equipment (including mineral interest)	276,988
Right-of-use assets	16,674
Deferred income tax asset	4,071
Prepayments and other receivables	30,024
Trade receivables	5,964
Inventories	4,128
Other assets	5,991
Cash and cash equivalents	41,828
Lease liabilities	(17,851)
Provision for other long-term liabilities	(16,519)
Current income tax liability	(3,426)
Trade and other payables	(33,709)
Total identifiable net assets	314,163